CONVERTIBLE DEBENTURES (Narrative) (Details) - CAD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Jan. 08, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of convertible debentures			$ 966,300
Terms			mature three years from the date of issuance
Interest rate			10.00%
Common shares issued			5,600,000
Cash debt issuance costs			$ 77,304
Interest payable			$ 903,086
Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued			740,240	8,665,201
Warrants term			2 years
June 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of convertible debentures		$ 1,000,000
Terms		one year
Interest rate		1.00%	25.00%
Conversion price per share	$ 0.10	$ 0.20
Cash debt issuance costs		$ 76,791
June 2018 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued	5,000,000	5,000,000
Exercise price	$ 0.125	$ 0.25
Warrants term		1 year
Expiry date of warrants	Nov. 13, 2019
November 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of convertible debentures	$ 500,000
Terms	seven months
Interest rate	1.00%		25.00%
Conversion price per share	$ 0.10
Cash debt issuance costs	$ 46,295
Estimated rate for conversion feature	17.00%
November 2018 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued	5,000,000
Exercise price	$ 0.125
Warrants term	1 year
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense			$ 71,836
Interest payable			$ 21,836